Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0000719413
Registrant Name	HECLA MINING CO/DE/
Registration File Number	333-284931
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES